GOODWILL AND INTANGIBLE ASSETS (Schedule of Breakdown of Impairment Loss) (Details) (USD $) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of goodwill and intangible assets [Abstract]
Goodwill and other intangible assets (see Note 14)	$ 3,853,000	$ 15,422,000
Property, plant and equipment (see Note 13)	2,508,000	1,795,000
Prepayments (see Note 18)	583,000	562,000
Total impairment loss	$ 6,944,000	$ 17,779,000